Reserve Factoring - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
60 days
Disclosure of Factoring [Line Items]
Average extension period	60 days
128 days
Disclosure of Factoring [Line Items]
Average extension period	128 days
Bottom of range
Disclosure of Factoring [Line Items]
Interest rate on factoring	0.51%
Top of range
Disclosure of Factoring [Line Items]
Interest rate on factoring	1.24%